AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 1, 2017

No. 333-147622

No. 811-22148

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 342	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 343	☒

(Check appropriate box or boxes)

POWERSHARES ACTIVELY MANAGED

EXCHANGE-TRADED FUND TRUST

(Exact Name of Registrant as Specified in Charter)

3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code: (800) 983-0903

Anna Paglia, Esquire

3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515

(Name and Address of Agent for Service)

With Copies to:

Alan P. Goldberg Stradley Ronon Stevens & Young LLP 191 North Wacker Drive, Suite 1601	Eric S. Purple Stradley Ronon Stevens & Young LLP 1250 Connecticut Ave, NW, Suite 500
Chicago, Illinois 60606	Washington, DC 20036

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on December 31, 2017 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)
☐	on [date] pursuant to paragraph (a)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on [date] pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 342 (the “Amendment”) to the Registration Statement on Form N-1A for PowerShares Actively Managed Exchange-Traded Fund Trust (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “Securities Act”) solely for the purpose of designating December 31, 2017, as the new effective date for Post-Effective Amendment No. 258 to the Trust’s Registration Statement, which was filed on August 11, 2016 pursuant to Rule 485(b) under the Securities Act. The effectiveness of the Registration Statement relating to this change was delayed previously pursuant to Post-Effective Amendment Nos. 264, 265, 266, 270, 271, 272, 273, 277, 278, 279, 280, 284, 289, 293, 299, 305, 309, 313, 317, 321, 325, 329, 333 and 338 to the Trust’s Registration Statement filed on September 8, 2016, September 16, 2016, September 23, 2016, September 30, 2016, October 7, 2016, October 14, 2016, October 21, 2016, October 28, 2016, November 4, 2016, November 10, 2016, November 18, 2016, December 2, 2016, December 29, 2016, January 27, 2017, February 24, 2017, March 24, 2017, April 21, 2017, May 19, 2017, June 16, 2017, July 14, 2017, August 11, 2017, September 8, 2017, October 6, 2017 and November 3, 2017, respectively. This Amendment relates solely to PowerShares Government Collateral Pledge Portfolio, a series of the Trust.

This Amendment incorporates by reference the information contained in Parts A and B of Post-Effective Amendment No. 258 to the Trust’s Registration Statement and Part C of Post-Effective Amendment No. 298 to the Trust’s Registration Statement, which was filed on February 23, 2017.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and it has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Downers Grove and State of Illinois, on the 1st day of December, 2017.

PowerShares Actively Managed Exchange-Traded Fund Trust

By:	/s/ Daniel E. Draper
Daniel E. Draper
Title:	President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Daniel E. Draper Daniel E. Draper	President	December 1, 2017

/s/ Steven M. Hill Steven M. Hill	Treasurer	December 1, 2017

/s/ Anna Paglia Anna Paglia	Secretary	December 1, 2017

*/s/ Ronn R. Bagge Ronn R. Bagge	Trustee	December 1, 2017

*/s/ Todd J. Barre Todd J. Barre	Trustee	December 1, 2017

*/s/ Kevin M. Carome Kevin M. Carome	Trustee	December 1, 2017

*/s/ Marc M. Kole Marc M. Kole	Trustee	December 1, 2017

*/s/ Yung Bong Lim Yung Bong Lim	Trustee	December 1, 2017

*/s/ Philip M. Nussbaum Philip M. Nussbaum	Trustee	December 1, 2017

*/s/ Gary R. Wicker Gary R. Wicker	Trustee	December 1, 2017

*/s/ Donald H. Wilson Donald H. Wilson	Chairman and Trustee	December 1, 2017

*By: /s/ Anna Paglia Anna Paglia Attorney-In-Fact		December 1, 2017

* Anna Paglia signs pursuant to powers of attorney filed with Post-Effective Amendment Nos. 27 and 89 to the Trust’s Registration Statement and incorporated by reference herein.

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